CORPORATE INFORMATION - Related party transations (Details) - ELT and Board of Directors [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Short-term benefits	$ 19	$ 19
Post-employment benefits	2	2
Share-based payments	$ 31	$ 24